Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 378,136	$ 189,210
Accounts receivables	7,253
Other receivables	57,935	3,423	100,000
Prepaid expenses and other current assets	53,770	14,677
Amount due from a related party	7,210
Total current assets	504,304	207,310	100,000
Non-current assets:
Leasehold improvements and equipment, net	121,226	24,192
Operating lease right-of-use assets	425,565
Deferred tax assets, net	83,327	129,812
Total non-current assets	630,118	154,004
Total assets	1,134,422	361,314	100,000
Current liabilities:
Deferred revenue	272,440	147,269
Other payables and accruals	89,517	19,896
Current operating lease liabilities	151,310
Amount due to related parties	491,347	372,585	2,500
Total current liabilities	1,004,614	539,750	2,500
Non current liabilities:
Non-current operating lease liabilities	274,255
Total non-current liabilities	274,255
Total liabilities	1,278,869	539,750	2,500
COMMITMENTS AND CONTINGENCIES
EQUITY (DEFICIT)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the year ended December 31, 2018, 2017 and June 30, 2019)	30,273	30,273	30,273
Additional paid in capital	(1,140)	(1,140)	67,227
Foreign currency translation reserve	1,332	3,345
Accumulated deficit	(174,912)	(210,914)
Total equity (deficit)	(144,447)	(178,436)	97,500
Total liabilities and equity	$ 1,134,422	$ 361,314	$ 100,000